GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets, Gross	$ 9,693	$ 8,861
Accumulated Amortization	4,923	4,568
Intangible Assets, Gross (Excluding Goodwill)	36,495	35,556
Amortization of Intangible Assets	528	500	546
Trade Names [Member]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	26,802	26,695
Other Intangible Assets [Member]
Finite-Lived Intangible Assets, Gross	348	352
Accumulated Amortization	168	218
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	2,118	2,048
Accumulated Amortization	703	642
Patents and Developed Technology [Member]
Finite-Lived Intangible Assets, Gross	2,976	3,164
Accumulated Amortization	2,032	2,021
Trade Names [Member]
Finite-Lived Intangible Assets, Gross	4,251	3,297
Accumulated Amortization	$ 2,020	$ 1,687